Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables	$ 16,110	$ 24,830
Other accounts payables	7,547	5,811
bank loans (including interest)	281	767
Lease liabilities (including interest)	5,230	5,711
Financial liabilities	29,168	37,119
Less than one year [Member]
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables	16,110	24,830
Other accounts payables	7,547	5,811
bank loans (including interest)	244	506
Lease liabilities (including interest)	1,238	1,198
Financial liabilities	25,139	32,345
1 to 2 [Member]
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables
Other accounts payables
bank loans (including interest)	37	227
Lease liabilities (including interest)	1,002	1,000
Financial liabilities	1,039	1,227
2 to 3 [Member]
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables
Other accounts payables
bank loans (including interest)		34
Lease liabilities (including interest)	806	797
Financial liabilities	806	831
3 to 5 [Member]
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables
Other accounts payables
bank loans (including interest)
Lease liabilities (including interest)	1,436	1,352
Financial liabilities	1,436	1,352
6 and thereafter [Member]
Financial Instruments (Details) - Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments [Line Items]
Trade payables
Other accounts payables
bank loans (including interest)
Lease liabilities (including interest)	748	1,364
Financial liabilities	$ 748	$ 1,364